Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock Options	Stock options for the year ended December 31, 2023 under the Company’s plans are as follows:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2023	40,006	8.02	2.77	117
Granted	-	-
Exercised	-	-
Expired and forfeited	(409)	10.99
Outstanding as of December 31, 2023	39,597	7.98	1.75	16
Vested and expected to vest at December 31, 2023	39,597	7.98	1.75	16
Exercisable as of December 31, 2023	39,597	7.98	1.75	16

Schedule of RSUs under the Company’s 2013 Share Option Plan	RSUs for the year ended December 31, 2023 under the Company’s 2013 Share Option Plan and 2023 Equity Incentive Plan are as follows:
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2023	780,697	1.53	$8,541
Granted	1,198,500
Vested	(568,650)
Cancelled	(90,017)
Outstanding as of December 31, 2023	1,320,530	1.51	$10,643

Schedule of Department Allocation of Share-Based Compensation Charges	The following table summarizes the allocation of the Company’s share-based compensation within the statements of operations:
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$440	$391	$207
Research and development, net	2,690	2,503	1,368
Sales and marketing	1,819	1,386	865
General and administrative	1,168	894	916
	$6,117	$5,174	$3,356